T. ROWE PRICE International Bond Fund
March 31, 2023 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ALBANIA 0.4%
Government Bonds 0.4%
Republic of Albania, 3.50%, 10/9/25 (EUR) (1) 860,000 881
Republic of Albania, 3.50%, 6/16/27 (EUR) (1) 720,000 708
Republic of Albania, 3.50%, 11/23/31 (EUR) (1)(2) 2,730,000 2,463
Total Albania (Cost
$4,839
)
4,052
AUSTRALIA 3.3%
Corporate Bonds 0.1%
APA Infrastructure, 3.125%, 7/18/31 (GBP)  915,000 931
931
Government Bonds 3.2%
Commonwealth of Australia, Series 140, 4.50%, 4/21/33  25,266,000 18,669
Commonwealth of Australia, Series 150, 3.00%, 3/21/47  4,280,000 2,522
Commonwealth of Australia, Series 158, 1.25%, 5/21/32  8,241,000 4,646
New South Wales Treasury, Series 26, 4.00%, 5/20/26  9,397,400 6,403
32,240
Total Australia (Cost
$35,527
)
33,171
AUSTRIA 0.4%
Government Bonds 0.4%
Republic of Austria, 0.75%, 3/20/51 (1) 6,877,000 4,345
Total Austria (Cost
$4,189
)
4,345
BELGIUM 0.0%
Corporate Bonds 0.0%
Anheuser-Busch InBev, 1.65%, 3/28/31  300,000 284
Total Belgium (Cost
$280
)
284
BRAZIL 1.5%
Corporate Bonds 0.3%
Braskem Netherlands Finance, 4.50%, 1/31/30 (USD)  1,125,000 957
MercadoLibre, 3.125%, 1/14/31 (USD)  1,380,000 1,088
Suzano Austria, 5.00%, 1/15/30 (USD)  900,000 858
2,903
Government Bonds 1.2%
Brazil Notas do Tesouro Nacional, Series NTNB, Inflation-
Indexed, 6.00%, 5/15/25  6,675,710 1,323

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/27  17,395,000 3,223
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/31  41,598,000 7,190
11,736
Total Brazil (Cost
$14,490
)
14,639
BULGARIA 0.2%
Government Bonds 0.2%
Republic of Bulgaria, 4.50%, 1/27/33 (EUR) (1) 1,420,000 1,513
Total Bulgaria (Cost
$1,501
)
1,513
CANADA 6.0%
Asset-Backed Securities 0.1%
Cologix Canadian Issuer, Series 2022-1CAN, Class A2, 4.94%,
1/25/52 (1) 1,690,000 1,156
1,156
Corporate Bonds 0.3%
Transcanada Trust, Series 17-B, VR, 4.65%, 5/18/77 (3) 4,481,000 2,966
2,966
Government Bonds 5.6%
Government of Canada, 1.25%, 3/1/27  52,271,000 35,983
Government of Canada Real Return Bond, Inflation-Indexed,
Series CPI, 4.00%, 12/1/31  10,998,908 10,097
Government of Canada Treasury Bills, 4.52%, 6/8/23  11,139,000 8,173
Province of Ontario, 3.50%, 6/2/43  996,000 676
54,929
Total Canada (Cost
$63,323
)
59,051
CHILE 0.4%
Corporate Bonds 0.4%
Celulosa Arauco y Constitucion, 4.20%, 1/29/30 (USD) (1) 2,335,000 2,124
Interchile, 4.50%, 6/30/56 (USD)  1,700,000 1,361
Total Chile (Cost
$3,859
)
3,485
CHINA 5.9%
Corporate Bonds 0.3%
State Grid Overseas Investment BVI, 1.375%, 5/2/25 (EUR) (1) 2,000,000 2,053
Tencent Holdings, 3.24%, 6/3/50 (USD)  1,850,000 1,217
3,270

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 5.6%
People's Republic of China, Series INBK, 2.60%, 9/1/32  130,000,000 18,495
People's Republic of China, Series INBK, 2.69%, 8/15/32  70,000,000 10,032
People's Republic of China, Series INBK, 3.02%, 5/27/31  50,000,000 7,384
People's Republic of China, Series INBK, 3.32%, 4/15/52  30,000,000 4,431
People's Republic of China, Series INBK, 3.53%, 10/18/51  30,000,000 4,593
People's Republic of China, Series 1908, 4.00%, 6/24/69  10,000,000 1,701
People's Republic of China, Series 1915, 3.13%, 11/21/29  60,000,000 8,922
55,558
Total China (Cost
$57,572
)
58,828
COLOMBIA 0.5%
Corporate Bonds 0.1%
Banco de Bogota, 6.25%, 5/12/26 (USD)  1,050,000 1,021
1,021
Government Bonds 0.4%
Republic of Colombia, Series B, 6.00%, 4/28/28  9,493,400,000 1,636
Republic of Colombia, Series B, 7.00%, 3/26/31  12,081,200,000 1,997
Republic of Colombia, Series B, 13.25%, 2/9/33  295,300,000 69
3,702
Total Colombia (Cost
$4,614
)
4,723
CYPRUS 0.6%
Government Bonds 0.6%
Republic of Cyprus, 0.95%, 1/20/32  3,426,000 2,868
Republic of Cyprus, 1.25%, 1/21/40  50,000 34
Republic of Cyprus, 1.50%, 4/16/27  425,000 424
Republic of Cyprus, 2.75%, 2/26/34  547,000 512
Republic of Cyprus, 2.75%, 5/3/49  642,000 548
Republic of Cyprus, 3.75%, 7/26/23  1,201,000 1,303
Total Cyprus (Cost
$7,514
)
5,689
CZECH REPUBLIC 1.6%
Government Bonds 1.6%
Republic of Czech, Series 89, 2.40%, 9/17/25  142,040,000 6,147
Republic of Czech, Series 105, 2.75%, 7/23/29  228,410,000 9,434
Total Czech Republic (Cost
$15,811
)
15,581

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
DENMARK 0.3%
Corporate Bonds 0.3%
Danske Bank, VR, 1.375%, 2/17/27 (EUR) (3) 200,000 199
Danske Bank, VR, 1.375%, 2/12/30 (EUR) (3) 1,475,000 1,481
Orsted, 4.875%, 1/12/32 (GBP)  910,000 1,112
Total Denmark (Cost
$2,958
)
2,792
FRANCE 3.2%
Corporate Bonds 0.8%
Altice France, 5.875%, 2/1/27 (1) 375,000 359
Banque Federative du Credit Mutuel, 1.25%, 5/26/27  500,000 490
Banque Federative du Credit Mutuel, 1.375%, 7/16/28  500,000 478
BNP Paribas, VR, 2.125%, 1/23/27 (3) 1,000,000 1,022
BNP Paribas, VR, 3.875%, 1/10/31 (3) 1,000,000 1,074
BPCE, 0.25%, 1/14/31  1,100,000 900
Credit Agricole, 1.00%, 9/16/24  1,400,000 1,457
Credit Agricole, 1.875%, 12/20/26  1,100,000 1,110
RTE Reseau de Transport d'Electricite SADIR, 0.75%, 1/12/34  1,100,000 901
7,791
Government Bonds 2.4%
Republic of France, 0.00%, 5/25/32  16,776,000 14,202
Republic of France, 1.25%, 5/25/36 (1) 10,938,000 9,594
23,796
Total France (Cost
$36,809
)
31,587
GERMANY 4.3%
Corporate Bonds 0.8%
Allianz, VR, 3.375% (3)(4) 2,300,000 2,432
E.ON International Finance, 6.25%, 6/3/30 (GBP)  815,000 1,060
Fresenius, 5.00%, 11/28/29  900,000 998
Gruenenthal, 3.625%, 11/15/26 (1) 200,000 204
Hannover Rueck, VR, 1.125%, 10/9/39 (3) 700,000 586
Hannover Rueck, VR, 1.75%, 10/8/40 (3) 900,000 756
TK Elevator Midco, 4.375%, 7/15/27 (1)(2) 490,000 480
Volkswagen International Finance, Series 10Y, 1.875%, 3/30/27  200,000 200
Volkswagen Leasing, 1.50%, 6/19/26  1,630,000 1,643
8,359
Government Bonds 3.5%
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/52  4,569,578 2,568
Deutsche Bundesrepublik, Inflation-Indexed, 0.10%, 4/15/26  15,006,521 16,350

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Deutsche Bundesrepublik, Inflation-Indexed, 0.50%, 4/15/30  12,837,039 14,559
KfW, 4.70%, 6/2/37 (CAD)  924,000 709
34,186
Total Germany (Cost
$42,941
)
42,545
GREECE 0.3%
Government Bonds 0.3%
Hellenic Republic, 0.75%, 6/18/31 (1) 3,809,000 3,174
Total Greece (Cost
$4,584
)
3,174
HUNGARY 1.0%
Government Bonds 1.0%
Republic of Hungary, 5.00%, 2/22/27 (EUR)  1,557,000 1,704
Republic of Hungary, Series 32/A, 4.75%, 11/24/32  190,000,000 412
Republic of Hungary, Series 33/A, 2.25%, 4/20/33  4,380,620,000 7,501
Total Hungary (Cost
$12,984
)
9,617
ICELAND 0.4%
Corporate Bonds 0.2%
Landsbankinn, 0.375%, 5/23/25 (EUR)  1,675,000 1,585
1,585
Government Bonds 0.2%
Republic of Iceland, 0.00%, 4/15/28 (EUR)  2,249,000 2,037
2,037
Total Iceland (Cost
$4,596
)
3,622
INDIA 0.9%
Corporate Bonds 0.1%
ABJA Investment, 5.45%, 1/24/28 (USD) (2) 1,219,000 1,183
1,183
Government Bonds 0.8%
Republic of India, 7.26%, 8/22/32  602,040,000 7,324
7,324
Total India (Cost
$8,452
)
8,507

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
INDONESIA 2.5%
Corporate Bonds 0.1%
Minejesa Capital, 5.625%, 8/10/37 (USD)  1,200,000 942
942
Government Bonds 2.4%
Republic of Indonesia, 3.75%, 6/14/28 (EUR) (2) 6,942,000 7,425
Republic of Indonesia, Series FR87, 6.50%, 2/15/31  131,193,000,000 8,702
Republic of Indonesia, Series FR91, 6.375%, 4/15/32  52,200,000,000 3,411
Republic of Indonesia, Series FR95, 6.375%, 8/15/28  69,495,000,000 4,643
24,181
Total Indonesia (Cost
$26,041
)
25,123
IRELAND 0.1%
Government Bonds 0.1%
Republic of Ireland, 1.50%, 5/15/50  522,000 397
Republic of Ireland, 2.00%, 2/18/45  983,000 873
Total Ireland (Cost
$2,011
)
1,270
ISRAEL 2.0%
Corporate Bonds 0.2%
Bank Hapoalim, VR, 3.255%, 1/21/32 (USD) (1)(3) 1,280,000 1,065
Leviathan Bond, 6.50%, 6/30/27 (USD) (1)(2) 1,000,000 958
2,023
Government Bonds 1.8%
State of Israel, 1.50%, 1/18/27 (EUR)  3,044,000 3,018
State of Israel, Series 0142, 5.50%, 1/31/42  18,595,000 6,191
State of Israel, Series 0347, 3.75%, 3/31/47  3,542,000 943
State of Israel, Series 0825, 1.75%, 8/31/25  28,725,389 7,578
17,730
Total Israel (Cost
$23,174
)
19,753
ITALY 4.1%
Corporate Bonds 0.4%
Autostrade per l'Italia, 2.00%, 12/4/28  990,000 930
Autostrade per l'Italia, 2.25%, 1/25/32  550,000 484
FCA Bank, 0.50%, 9/13/24 (2) 1,000,000 1,030
Infrastrutture Wireless Italiane, 1.625%, 10/21/28  700,000 673
UniCredit, VR, 4.875%, 2/20/29 (3) 650,000 693

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
3,810
Government Bonds 3.7%
Italy Buoni Poliennali Del Tesoro, Series 10Y, 4.40%, 5/1/33  23,307,000 26,017
Italy Buoni Poliennali Del Tesoro, Series 50Y, 2.80%, 3/1/67  6,408,000 4,852
Italy Buoni Poliennali Del Tesoro, Series 5Y, 3.40%, 4/1/28  5,125,000 5,517
36,386
Total Italy (Cost
$42,668
)
40,196
IVORY COAST 0.3%
Government Bonds 0.3%
Republic of Ivory Coast, 5.875%, 10/17/31 (EUR)  2,790,000 2,494
Total Ivory Coast (Cost
$2,393
)
2,494
JAPAN 16.9%
Government Bonds 16.9%
Government of Japan, Series 44, 1.70%, 9/20/44  1,297,900,000 10,891
Government of Japan, Series 73, 0.70%, 12/20/51  53,700,000 348
Government of Japan, Series 74, 1.00%, 3/20/52  1,890,250,000 13,251
Government of Japan, Series 75, 1.30%, 6/20/52  1,516,250,000 11,451
Government of Japan, Series 76, 1.40%, 9/20/52  1,903,750,000 14,761
Government of Japan, Series 338, 0.40%, 3/20/25  2,089,800,000 15,889
Government of Japan Treasury Bills, (0.12)%, 7/10/23  2,300,000,000 17,330
Government of Japan Treasury Bills, (0.126)%, 5/10/23  5,600,000,000 42,179
Government of Japan, Inflation-Indexed, Series 18, 0.10%,
3/10/24  897,899,500 6,853
Government of Japan, Inflation-Indexed, Series 19, 0.10%,
9/10/24  1,558,570,600 12,020
Government of Japan, Inflation-Indexed, Series 20, 0.10%,
3/10/25  1,695,054,000 13,092
Government of Japan, Inflation-Indexed, Series 26, 0.005%,
3/10/31  1,240,123,608 9,674
Total Japan (Cost
$174,904
)
167,739
KUWAIT 0.1%
Corporate Bonds 0.1%
Equate Petrochemical, 2.625%, 4/28/28 (USD) (1) 1,485,000 1,312
Total Kuwait (Cost
$1,489
)
1,312

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
LATVIA 1.1%
Government Bonds 1.1%
Republic of Latvia, 0.375%, 10/7/26 (EUR)  11,633,000 11,293
Total Latvia (Cost
$13,227
)
11,293
LITHUANIA 0.0%
Corporate Bonds 0.0%
PLT VII Finance, 4.625%, 1/5/26 (1) 200,000 204
Total Lithuania (Cost
$226
)
204
LUXEMBOURG 0.2%
Corporate Bonds 0.2%
Altice Financing, 4.25%, 8/15/29 (1) 365,000 319
Blackstone Property Partners Europe Holdings, 1.75%,
3/12/29 (2) 1,700,000 1,364
Total Luxembourg (Cost
$2,442
)
1,683
MALAYSIA 2.5%
Corporate Bonds 0.0%
Axiata, 2.163%, 8/19/30 (USD)  400,000 338
338
Government Bonds 2.5%
Government of Malaysia, Series 0120, 4.065%, 6/15/50  19,074,000 4,071
Government of Malaysia, Series 0216, 4.736%, 3/15/46  70,374,000 16,748
Government of Malaysia, Series 0318, 4.642%, 11/7/33  15,499,000 3,720
24,539
Total Malaysia (Cost
$25,370
)
24,877
MEXICO 1.9%
Corporate Bonds 0.3%
America Movil, 5.75%, 6/28/30 (GBP)  1,070,000 1,369
BBVA Bancomer, VR, 5.875%, 9/13/34 (USD) (3) 1,900,000 1,661
3,030
Government Bonds 1.6%
Petroleos Mexicanos, 4.75%, 2/26/29 (EUR)  2,185,000 1,879
United Mexican States, Series M, 7.50%, 5/26/33  145,159,000 7,349
United Mexican States, Series M 20, 8.50%, 5/31/29  21,234,000 1,161

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
United Mexican States, Series M 30, 8.50%, 11/18/38  111,095,000 5,890
16,279
Total Mexico (Cost
$18,934
)
19,309
NETHERLANDS 0.3%
Corporate Bonds 0.3%
LeasePlan, VR, 7.375% (3)(4) 1,500,000 1,564
Nationale-Nederlanden Bank, 0.375%, 2/26/25  1,000,000 1,011
Trivium Packaging Finance, 3.75%, 8/15/26 (1) 175,000 175
Ziggo, 2.875%, 1/15/30 (2) 510,000 455
Total Netherlands (Cost
$3,624
)
3,205
NEW ZEALAND 0.1%
Corporate Bonds 0.1%
Chorus, 3.625%, 9/7/29 (EUR)  1,290,000 1,366
Total New Zealand (Cost
$1,353
)
1,366
NORTH MACEDONIA 0.3%
Government Bonds 0.3%
Republic of North Macedonia, 1.625%, 3/10/28 (EUR) (1) 2,600,000 2,242
Republic of North Macedonia, 6.96%, 3/13/27 (EUR) (1) 860,000 939
Total North Macedonia (Cost
$4,009
)
3,181
NORWAY 0.1%
Corporate Bonds 0.1%
Avinor, 0.75%, 10/1/30 (EUR)  850,000 750
Total Norway (Cost
$745
)
750
PERU 0.1%
Corporate Bonds 0.1%
Banco de Credito del Peru, VR, 3.125%, 7/1/30 (USD) (3) 1,170,000 1,054
Total Peru (Cost
$1,176
)
1,054
PHILIPPINES 0.1%
Government Bonds 0.1%
Republic of Philippines, 0.25%, 4/28/25 (EUR)  910,000 913
Total Philippines (Cost
$1,092
)
913

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
POLAND 0.0%
Corporate Bonds 0.0%
InPost, 2.25%, 7/15/27 (EUR) (1) 365,000 338
Total Poland (Cost
$435
)
338
PORTUGAL 0.1%
Corporate Bonds 0.1%
Banco Comercial Portugues, VR, 6.888%, 12/7/27 (2)(3) 1,200,000 1,074
Total Portugal (Cost
$1,357
)
1,074
QATAR 0.1%
Corporate Bonds 0.1%
QNB Finance, 2.75%, 2/12/27 (USD)  1,000,000 924
Total Qatar (Cost
$963
)
924
ROMANIA 1.6%
Government Bonds 1.6%
Republic of Romania, 2.125%, 3/7/28 (EUR) (1) 1,510,000 1,401
Republic of Romania, 2.875%, 10/28/24 (EUR)  305,000 326
Republic of Romania, 2.875%, 5/26/28 (EUR) (2) 3,700,000 3,536
Republic of Romania, 3.624%, 5/26/30 (EUR)  4,101,000 3,774
Republic of Romania, Series 15Y, 4.75%, 10/11/34  37,045,000 6,439
Total Romania (Cost
$18,217
)
15,476
SAUDI ARABIA 0.1%
Government Bonds 0.1%
Saudi Arabian Oil, 4.25%, 4/16/39 (USD)  1,000,000 898
Total Saudi Arabia (Cost
$925
)
898
SENEGAL 0.2%
Government Bonds 0.2%
Republic of Senegal, 4.75%, 3/13/28 (EUR)  1,070,000 979
Republic of Senegal, 5.375%, 6/8/37 (EUR)  1,530,000 1,070
Total Senegal (Cost
$2,001
)
2,049

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SERBIA 1.2%
Corporate Bonds 0.1%
Summer BidCo, 9.00%, 11/15/25, (9.00% Cash or 9.75% PIK)
(EUR) (5) 282,606 242
United Group, 4.625%, 8/15/28 (EUR) (1) 650,000 524
766
Government Bonds 1.1%
Republic of Serbia, 1.00%, 9/23/28 (EUR) (1) 4,900,000 4,112
Republic of Serbia, 1.50%, 6/26/29 (EUR) (1) 1,890,000 1,570
Republic of Serbia, 1.65%, 3/3/33 (EUR)  2,090,000 1,500
Republic of Serbia, 2.05%, 9/23/36 (EUR) (1) 1,742,000 1,147
Republic of Serbia, 2.05%, 9/23/36 (EUR)  2,450,000 1,613
Republic of Serbia, Series 12.5, 4.50%, 8/20/32  155,600,000 1,224
11,166
Total Serbia (Cost
$16,304
)
11,932
SINGAPORE 3.3%
Government Bonds 3.3%
Government of Singapore, 0.50%, 11/1/25  7,340,000 5,169
Government of Singapore, 1.625%, 7/1/31  8,331,000 5,653
Government of Singapore, 2.375%, 6/1/25  2,600,000 1,923
Government of Singapore, 2.875%, 7/1/29  27,034,000 20,216
Total Singapore (Cost
$32,048
)
32,961
SLOVENIA 1.2%
Government Bonds 1.2%
Republic of Slovenia, Series RS74, 1.50%, 3/25/35  1,805,000 1,571
Republic of Slovenia, Series RS76, 3.125%, 8/7/45  6,515,000 6,547
Republic of Slovenia, Series RS77, 2.25%, 3/3/32  900,000 900
Republic of Slovenia, Series RS78, 1.75%, 11/3/40  2,675,000 2,204
Republic of Slovenia, Series RS86, 0.00%, 2/12/31  955,000 804
Total Slovenia (Cost
$15,548
)
12,026
SOUTH AFRICA 1.0%
Corporate Bonds 0.1%
Anglo American Capital, 3.375%, 3/11/29 (GBP)  850,000 923
923
Government Bonds 0.9%
Republic of South Africa, Series R186, 10.50%, 12/21/26  76,790,000 4,592

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of South Africa, Series R213, 7.00%, 2/28/31  84,275,000 3,920
8,512
Total South Africa (Cost
$9,222
)
9,435
SPAIN 1.9%
Corporate Bonds 0.8%
Abertis Infraestructuras, 3.00%, 3/27/31  1,300,000 1,285
Banco de Sabadell, VR, 0.875%, 6/16/28 (3) 800,000 706
Banco Santander, 1.125%, 1/17/25  1,000,000 1,033
CaixaBank, VR, 2.75%, 7/14/28 (3) 1,600,000 1,716
Cellnex Telecom, 1.75%, 10/23/30  1,600,000 1,386
Cirsa Finance International, 6.25%, 12/20/23 (1) 284,766 307
Inmobiliaria Colonial Socimi, 1.625%, 11/28/25  1,500,000 1,535
7,968
Government Bonds 1.1%
Kingdom of Spain, 0.00%, 1/31/28  10,972,000 10,351
10,351
Total Spain (Cost
$19,173
)
18,319
SWEDEN 2.2%
Corporate Bonds 0.2%
Akelius Residential Property, 1.75%, 2/7/25 (EUR)  1,010,000 1,020
Tele2, 0.75%, 3/23/31 (EUR)  610,000 512
Verisure Holding, 3.875%, 7/15/26 (EUR) (1) 260,000 261
1,793
Government Bonds 2.0%
Kingdom of Sweden, Series 1056, 2.25%, 6/1/32 (2) 211,555,000 20,408
20,408
Total Sweden (Cost
$24,283
)
22,201
SWITZERLAND 0.3%
Corporate Bonds 0.3%
ABB Finance, 3.375%, 1/16/31 (EUR)  700,000 743
Aquarius & Investments for Zurich Insurance, VR, 4.25%,
10/2/43 (EUR) (3) 1,069,000 1,147
Credit Suisse Group, VR, 2.875%, 4/2/32 (EUR) (3) 1,115,000 1,004
Total Switzerland (Cost
$2,943
)
2,894

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
THAILAND 2.0%
Corporate Bonds 0.2%
Bangkok Bank, VR, 3.733%, 9/25/34 (USD) (2)(3) 1,750,000 1,487
1,487
Government Bonds 1.8%
Kingdom of Thailand, 2.00%, 12/17/31  500,073,000 14,292
Kingdom of Thailand, 3.65%, 6/20/31  123,099,000 3,970
18,262
Total Thailand (Cost
$20,652
)
19,749
UNITED ARAB EMIRATES 0.1%
Corporate Bonds 0.1%
EMG SUKUK, 4.564%, 6/18/24 (USD) (2) 1,200,000 1,187
Total United Arab Emirates (Cost
$1,229
)
1,187
UNITED KINGDOM 8.9%
Corporate Bonds 1.8%
Barclays, VR, 0.577%, 8/9/29 (EUR) (3) 820,000 710
Barclays, VR, 0.877%, 1/28/28 (EUR) (3) 800,000 747
Bellis Acquisition, 3.25%, 2/16/26 (1) 450,000 454
Deuce Finco, 5.50%, 6/15/27 (1) 345,000 355
Eastern Power Networks, 5.75%, 3/8/24  38,000 47
INEOS Finance, 6.625%, 5/15/28 (EUR) (1) 365,000 399
Legal & General Group, VR, 5.375%, 10/27/45 (3) 525,000 631
Marks & Spencer, 6.00%, 6/12/25  450,000 548
Nationwide Building Society, VR, 2.00%, 7/25/29 (EUR) (3) 950,000 985
NatWest Group, VR, 0.67%, 9/14/29 (EUR) (3) 850,000 749
NatWest Group, VR, 0.78%, 2/26/30 (EUR) (3) 365,000 318
Next Group, 3.625%, 5/18/28  1,787,000 2,037
Next Group, 4.375%, 10/2/26  540,000 647
Santander U.K. Group Holdings, VR, 0.603%, 9/13/29 (EUR) (3) 1,050,000 907
Santander U.K. Group Holdings, VR, 2.421%, 1/17/29 (3) 530,000 559
Santander U.K. Group Holdings, VR, 3.53%, 8/25/28 (EUR) (3) 800,000 820
Severn Trent Utilities Finance, 4.625%, 11/30/34  960,000 1,119
Severn Trent Utilities Finance, 6.125%, 2/26/24  104,000 129
Sky, 1.875%, 11/24/23 (EUR)  881,000 946
Standard Chartered, VR, 2.50%, 9/9/30 (EUR) (3) 1,500,000 1,525
Tesco Corporate Treasury Services, 0.875%, 5/29/26 (EUR)  1,000,000 986
Tesco Corporate Treasury Services, 1.875%, 11/2/28  950,000 988
Vmed O2 U.K. Financing I, 4.50%, 7/15/31 (1) 1,095,000 1,075

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Vmed O2 U.K. Financing I, 4.50%, 7/15/31  750,000 736
18,417
Government Bonds 7.1%
United Kingdom Gilt, 0.625%, 6/7/25  11,049,000 12,835
United Kingdom Gilt, 0.625%, 10/22/50  4,665,000 2,659
United Kingdom Gilt, 1.50%, 7/22/26  21,165,000 24,536
United Kingdom Gilt, 4.25%, 12/7/46  367,792 482
United Kingdom Gilt, Inflation-Indexed, Series 3MO, 0.125%,
3/22/26  5,544,604 6,907
United Kingdom Gilt, Inflation-Indexed, Series 3MO, 0.125%,
8/10/28  17,891,716 22,646
70,065
Total United Kingdom (Cost
$94,520
)
88,482
UNITED STATES 3.5%
Corporate Bonds 3.3%
AbbVie, 2.625%, 11/15/28 (EUR)  995,000 1,021
American Honda Finance, 0.75%, 11/25/26 (GBP)  796,000 854
American Honda Finance, 1.95%, 10/18/24 (EUR) (2) 847,000 896
Ardagh Metal Packaging Finance USA, 3.00%, 9/1/29 (EUR) (1) 1,130,000 908
Bank of America, VR, 1.379%, 2/7/25 (EUR) (3) 1,414,000 1,499
Bank of America, VR, 1.662%, 4/25/28 (EUR) (3) 750,000 736
Becton Dickinson & Company, 3.02%, 5/24/25 (GBP)  1,018,000 1,203
Becton Dickinson Euro Finance, 1.213%, 2/12/36 (EUR)  408,000 314
Berkshire Hathaway Finance, 1.50%, 3/18/30 (EUR)  1,020,000 973
Bunge Finance Europe, 1.85%, 6/16/23 (EUR)  2,070,000 2,236
Capital One Financial, 1.65%, 6/12/29 (EUR)  2,100,000 1,766
Encore Capital Group, 4.875%, 10/15/25 (EUR) (1)(2) 540,000 533
Encore Capital Group, 5.375%, 2/15/26 (GBP) (1) 910,000 998
Fiserv, 0.375%, 7/1/23 (EUR)  270,000 291
Fiserv, 3.00%, 7/1/31 (GBP)  1,000,000 1,046
Ford Motor Credit, 4.867%, 8/3/27 (EUR)  1,050,000 1,102
General Motors Financial, 0.85%, 2/26/26 (EUR)  1,000,000 986
Goldman Sachs Group, 1.625%, 7/27/26 (EUR)  1,204,000 1,220
Graphic Packaging International, 2.625%, 2/1/29 (EUR) (1) 625,000 580
Highland Holdings, 0.318%, 12/15/26 (EUR) (2) 765,000 738
Medtronic Global Holdings, 0.375%, 10/15/28 (EUR)  554,000 510
Metropolitan Life Global Funding, 5.00%, 1/10/30 (GBP)  100,000 123
Mondelez International, 0.25%, 3/17/28 (EUR)  925,000 847
Mondelez International Holdings Netherlands, 0.25%, 9/9/29
(EUR) (1) 689,000 603
Morgan Stanley, VR, 0.406%, 10/29/27 (EUR) (3) 1,269,000 1,203
Morgan Stanley, VR, 5.148%, 1/25/34 (EUR) (3) 400,000 456
Netflix, 3.875%, 11/15/29 (EUR)  1,425,000 1,517

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Prologis, 2.25%, 6/30/29 (GBP)  1,252,000 1,312
Thermo Fisher Scientific, 0.875%, 10/1/31 (EUR)  955,000 833
Thermo Fisher Scientific, 2.375%, 4/15/32 (EUR)  156,000 153
Thermo Fisher Scientific Finance I, 0.80%, 10/18/30 (EUR)  593,000 530
Upjohn Finance, 1.908%, 6/23/32 (EUR)  880,000 734
Verizon Communications, 1.30%, 5/18/33 (EUR)  835,000 710
Verizon Communications, 2.625%, 12/1/31 (EUR)  750,000 746
VF, 4.125%, 3/7/26 (EUR)  669,000 728
VF, 4.25%, 3/7/29 (EUR)  695,000 752
Westlake, 1.625%, 7/17/29 (EUR)  1,680,000 1,535
33,192
Municipal Securities 0.2%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (6) 3,929,813 1,709
1,709
Total United States (Cost
$40,254
)
34,901
SHORT-TERM INVESTMENTS 10.1%
Money Market Funds 9.2%
T. Rowe Price Government Reserve Fund, 4.82% (7)(8) 90,882,632 90,883
90,883
U.S. Treasury Obligations 0.9%
U.S. Treasury Bills, 3.912%, 4/27/23 (9) 3,700,000 3,688
U.S. Treasury Bills, 4.51%, 4/4/23 (9) 5,250,000 5,249
8,937
Total Short-Term Investments (Cost $99,820) 99,820
SECURITIES LENDING COLLATERAL 2.8%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 2.8%
Money Market Funds 2.8%
T. Rowe Price Government Reserve Fund, 4.82% (7)(8) 27,518,597 27,519
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 27,519
Total Securities Lending Collateral (Cost $27,519) 27,519

T. ROWE PRICE International Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
USD / JPY
Put, 4/10/23 @
JPY132.00 (10) 1 9,000 51
Total Options Purchased (Cost $56) 51
Total Investments in Securities 104.5%
(Cost $1,099,190) $ 1,035,163
Other Assets Less Liabilities (4.5)% (44,688)
Net Assets 100.0% $ 990,475
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$51,833 and represents 5.2% of net assets.
(2) All or a portion of this security is on loan at March 31, 2023.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(4) Perpetual security with no stated maturity date.
(5) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(7) Seven-day yield
(8) Affiliated Companies
(9) At March 31, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(10) Non-income producing
6M CZK PRIBOR Six month CZK PRIBOR (Prague interbank offered rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso

T. ROWE PRICE International Bond Fund

.
.
.
.
.
.
.
.
.
.
CNH Offshore China Renminbi
COP Colombian Peso
CPI Consumer Price Index
CZK Czech Koruna
DKK Danish Krone
EUR Euro
GBP British Pound
GBP SONIA Sterling Overnight Index Average
GO General Obligation
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PEN Peruvian New Sol
PIK Payment-in-kind
PLN Polish Zloty
RON New Romanian Leu
RSD Serbian Dinar
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TWD Taiwan Dollar
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
SWAPS (0.4)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Greece 0.0%
Bank of America, Protection Sold
(Relevant Credit: Hellenic Republic, BB+*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/24 (USD) * 3,672 27 (53) 80
Bank of America, Protection Sold
(Relevant Credit: Hellenic Republic, BB+*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/29 (USD) * 1,700 (47) (57) 10
Barclays Bank, Protection Sold (Relevant
Credit: Hellenic Republic, BB+*), Receive
1.00% Quarterly, Pay upon credit default,
6/20/24 (USD) * 380 3 (5) 8
Barclays Bank, Protection Sold (Relevant
Credit: Hellenic Republic, BB+*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 (USD) * 2,800 20 (6) 26
Citibank, Protection Sold (Relevant Credit:
Hellenic Republic, BB+*), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/25
(USD) * 1,356 11 (34) 45
Morgan Stanley, Protection Sold (Relevant
Credit: Hellenic Republic, BB+*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 (USD) * 833 6 (2) 8
Morgan Stanley, Protection Sold (Relevant
Credit: Hellenic Republic, BB+*), Receive
1.00% Quarterly, Pay upon credit default,
6/20/25 (USD) * 572 4 (12) 16
Total Greece (169) 193
Total Bilateral Credit Default Swaps, Protection Sold (169) 193
Total Bilateral Swaps (169) 193

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.4)%
Credit Default Swaps, Protection Sold 0.0%
Foreign/Europe 0.0%
Protection Sold (Relevant Credit: Markit
iTraxx Europe-S38, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/27 34,775 364 (6) 370
Protection Sold (Relevant Credit: Markit
iTraxx Europe-S39, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
6/20/28 1,800 15 13 2
Total Foreign/Europe 372
Greece 0.0%
Protection Sold (Relevant Credit: Hellenic
Republic, BB+*), Receive 1.00% Quarterly,
Pay upon credit default, 6/20/26 (USD) * 1,600 8 17 (9)
Total Greece (9)
Total Centrally Cleared Credit Default Swaps,
Protection Sold 363
Interest Rate Swaps (0.4)%
Czech Republic 0.1%
5 Year Interest Rate Swap, Receive Fixed
6.180% Annually, Pay Variable 7.260% (6M
CZK PRIBOR) Semi-Annually, 6/21/27 67,944 224 1 223
5 Year Interest Rate Swap, Receive Fixed
6.285% Annually, Pay Variable 7.260% (6M
CZK PRIBOR) Semi-Annually, 6/22/27 34,180 120 — 120
5 Year Interest Rate Swap, Receive Fixed
6.333% Annually, Pay Variable 7.260% (6M
CZK PRIBOR) Semi-Annually, 6/22/27 67,736 245 — 245
Total Czech Republic 588
Foreign/Europe (0.5)%
4 Year Interest Rate Swap, Receive Fixed
(0.144)% Annually, Pay Variable 2.038%
(6M EURIBOR) Semi-Annually, 10/20/25 8,110 (817) — (817)
7 Year Interest Rate Swap, Receive Fixed
2.638% Annually, Pay Variable 2.519% (6M
EURIBOR) Semi-Annually, 12/17/29 7,350 (152) — (152)
10 Year Interest Rate Swap, Receive Fixed
0.830% Annually, Pay Variable 3.290% (6M
EURIBOR) Semi-Annually, 3/2/32 11,900 (2,159) — (2,159)

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Interest Rate Swap, Receive Fixed
1.222% Annually, Pay Variable 1.809% (6M
EURIBOR) Semi-Annually, 4/5/32 9,850 (1,418) — (1,418)
10 Year Interest Rate Swap, Receive Fixed
1.627% Annually, Pay Variable 2.057% (6M
EURIBOR) Semi-Annually, 4/21/32 3,623 (385) — (385)
10 Year Interest Rate Swap, Receive Fixed
2.440% Annually, Pay Variable 2.752% (6M
EURIBOR) Semi-Annually, 6/30/32 2,200 (69) — (69)
10 Year Interest Rate Swap, Receive Fixed
2.683% Annually, Pay Variable 2.436% (6M
EURIBOR) Semi-Annually, 11/30/32 700 (16) — (16)
10 Year Interest Rate Swap, Receive Fixed
2.698% Annually, Pay Variable 2.436% (6M
EURIBOR) Semi-Annually, 11/30/32 300 (7) — (7)
10 Year Interest Rate Swap, Receive Fixed
2.702% Annually, Pay Variable 2.338% (6M
EURIBOR) Semi-Annually, 11/24/32 843 (17) 1 (18)
10 Year Interest Rate Swap, Receive Fixed
2.712% Annually, Pay Variable 2.338% (6M
EURIBOR) Semi-Annually, 11/24/32 281 (5) 1 (6)
10 Year Interest Rate Swap, Receive Fixed
2.730% Annually, Pay Variable 2.327% (6M
EURIBOR) Semi-Annually, 11/23/32 13,600 (244) — (244)
10 Year Interest Rate Swap, Receive Fixed
2.735% Annually, Pay Variable 2.294% (6M
EURIBOR) Semi-Annually, 11/22/32 750 (13) — (13)
10 Year Interest Rate Swap, Receive Fixed
2.796% Annually, Pay Variable 2.300% (6M
EURIBOR) Semi-Annually, 11/17/32 473 (6) — (6)
10 Year Interest Rate Swap, Receive Fixed
2.803% Annually, Pay Variable 2.311% (6M
EURIBOR) Semi-Annually, 11/18/32 803 (8) 1 (9)
10 Year Interest Rate Swap, Receive Fixed
3.025% Annually, Pay Variable 0.000% (6M
EURIBOR) Semi-Annually, 4/4/33 4,500 30 — 30
Total Foreign/Europe (5,289)
Mexico (0.1)%
7 Year Interest Rate Swap, Receive Fixed
5.499% 28 Days, Pay Variable 11.320%
(MXIBTIIE) 28 Days, 5/4/27 100,000 (630) 1 (631)
Total Mexico (631)
Poland 0.1%
10 Year Interest Rate Swap, Pay Fixed
1.775% Annually, Receive Variable 7.570%
(6M PLN WIBOR) Semi-Annually, 10/22/29 5,882 301 1 300

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Interest Rate Swap, Pay Fixed
1.780% Annually, Receive Variable 7.570%
(6M PLN WIBOR) Semi-Annually, 10/22/29 4,118 210 — 210
10 Year Interest Rate Swap, Pay Fixed
1.803% Annually, Receive Variable 7.780%
(6M PLN WIBOR) Semi-Annually, 11/5/29 2,089 106 — 106
10 Year Interest Rate Swap, Pay Fixed
1.820% Annually, Receive Variable 7.780%
(6M PLN WIBOR) Semi-Annually, 11/5/29 2,089 106 1 105
10 Year Interest Rate Swap, Pay Fixed
1.860% Annually, Receive Variable 7.780%
(6M PLN WIBOR) Semi-Annually, 11/7/29 2,057 102 — 102
10 Year Interest Rate Swap, Pay Fixed
3.158% Annually, Receive Variable 6.990%
(6M PLN WIBOR) Semi-Annually, 2/14/28 14,789 348 — 348
Total Poland 1,171
United Kingdom (0.0)%
2 Year Interest Rate Swap, Receive Fixed
3.955% Annually, Pay Variable 3.914%
(GBP SONIA) Annually, 1/27/25 50,282 (401) — (401)
Total United Kingdom (401)
Total Centrally Cleared Interest Rate Swaps (4,562)
Total Centrally Cleared Swaps (4,199)
Net payments (receipts) of variation margin to date 4,699
Variation margin receivable (payable) on centrally cleared swaps $ 500
* Credit ratings as of March 31, 2023. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of $7.

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 4/6/23 USD 570 IDR 8,502,904 $ 3
Bank of America 4/6/23 USD 3,392 IDR 51,451,339 (40)
Bank of America 4/6/23 USD 613 INR 50,340 1
Bank of America 4/7/23 TWD 207,947 USD 6,865 (36)
Bank of America 4/7/23 USD 6,835 TWD 207,947 6
Bank of America 4/13/23 RON 6,465 USD 1,400 17
Bank of America 4/14/23 CZK 37,408 USD 1,681 47
Bank of America 4/14/23 MXN 44,108 USD 2,344 98
Bank of America 4/21/23 CAD 12,699 USD 9,338 60
Bank of America 4/21/23 JPY 2,501,295 USD 19,329 (425)
Bank of America 4/21/23 USD 4,434 AUD 6,325 202
Bank of America 4/21/23 USD 1,288 JPY 169,389 8
Bank of America 5/19/23 EUR 846 USD 896 25
Bank of America 5/19/23 GBP 5,744 USD 7,066 27
Bank of America 5/19/23 USD 442 EUR 409 (3)
Bank of America 5/19/23 USD 126 GBP 101 —
Bank of America 7/7/23 KRW 6,346,901 USD 4,926 (39)
Bank of America 7/7/23 USD 6,955 TWD 207,947 70
Barclays Bank 4/6/23 USD 1,400 IDR 21,540,415 (37)
Barclays Bank 4/7/23 KRW 23,140,192 USD 18,593 (826)
Barclays Bank 4/14/23 USD 971 ZAR 17,723 (23)
Barclays Bank 5/19/23 USD 4,508 EUR 4,169 (26)
Barclays Bank 5/19/23 USD 1,041 GBP 843 —
Barclays Bank 6/9/23 USD 4,548 ZAR 83,222 (97)
Barclays Bank 6/16/23 USD 7,225 SGD 9,765 (131)
Barclays Bank 7/7/23 IDR 15,759,036 USD 1,046 6
BNP Paribas 4/6/23 IDR 6,821,361 USD 450 5
BNP Paribas 4/7/23 KRW 6,004,007 USD 4,604 6
BNP Paribas 4/13/23 USD 360 RON 1,634 2
BNP Paribas 4/13/23 USD 2,247 RON 10,357 (23)
BNP Paribas 4/14/23 CNH 76,112 USD 11,083 3
BNP Paribas 4/14/23 CZK 43,487 USD 1,943 65
BNP Paribas 4/14/23 HUF 736,176 USD 2,082 9
BNP Paribas 4/14/23 USD 425 HUF 148,429 3
BNP Paribas 4/14/23 USD 4,708 MXN 89,133 (225)
BNP Paribas 4/21/23 AUD 2,788 USD 1,873 (8)
BNP Paribas 4/21/23 CAD 10,243 USD 7,525 56
BNP Paribas 4/21/23 JPY 1,409,043 USD 10,652 (3)
BNP Paribas 4/21/23 USD 8,437 JPY 1,074,344 318
BNP Paribas 5/19/23 EUR 125,983 USD 135,287 1,724
BNP Paribas 5/19/23 EUR 18,093 USD 19,790 (113)
BNP Paribas 5/19/23 GBP 3,351 USD 4,157 (19)
BNP Paribas 5/19/23 SEK 47,152 USD 4,553 2

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 5/19/23 USD 32,419 EUR 30,389 $ (630)
BNP Paribas 6/2/23 USD 1,508 BRL 7,905 (34)
BNP Paribas 6/9/23 USD 627 COP 3,012,464 (11)
BNP Paribas 7/7/23 USD 818 IDR 12,254,572 —
BNY Mellon 5/19/23 USD 761 GBP 616 —
BNY Mellon 5/19/23 USD 2,326 SEK 24,027 5
Canadian Imperial Bank
of Commerce 4/21/23 CAD 298 USD 219 2
Canadian Imperial Bank
of Commerce 4/21/23 USD 5,818 CAD 7,763 72
Canadian Imperial Bank
of Commerce 4/21/23 USD 617 CAD 843 (7)
Citibank 4/5/23 PEN 4,273 USD 1,123 12
Citibank 4/5/23 USD 1,138 PEN 4,273 3
Citibank 4/6/23 USD 604 INR 49,637 —
Citibank 4/7/23 KRW 6,179,215 USD 4,816 (72)
Citibank 4/14/23 CNH 116,228 USD 16,835 94
Citibank 4/14/23 CNH 62,572 USD 9,158 (44)
Citibank 4/14/23 CZK 247,787 USD 11,058 384
Citibank 4/14/23 DKK 23,298 USD 3,387 8
Citibank 4/14/23 HUF 4,686,586 USD 12,871 444
Citibank 4/14/23 MXN 44,108 USD 2,344 97
Citibank 4/14/23 USD 1,399 MXN 27,255 (109)
Citibank 4/14/23 USD 1,876 ZAR 34,225 (44)
Citibank 4/20/23 ILS 1,023 USD 300 (15)
Citibank 4/20/23 USD 12,674 ILS 44,329 341
Citibank 4/21/23 AUD 9,960 USD 6,681 (19)
Citibank 4/21/23 USD 18,533 JPY 2,342,668 828
Citibank 5/12/23 USD 889 RSD 98,027 (17)
Citibank 5/19/23 EUR 17,322 USD 18,607 232
Citibank 5/19/23 USD 8,630 EUR 8,097 (176)
Citibank 7/7/23 PEN 4,273 USD 1,131 (3)
Deutsche Bank 4/6/23 USD 1,297 IDR 19,985,886 (36)
Deutsche Bank 4/14/23 CNH 10,487 USD 1,527 —
Deutsche Bank 4/14/23 CZK 150,198 USD 6,928 7
Deutsche Bank 4/21/23 USD 6,946 JPY 885,699 252
Deutsche Bank 5/19/23 EUR 12,356 USD 13,283 154
Deutsche Bank 5/19/23 SEK 56,069 USD 5,435 (18)
Deutsche Bank 5/19/23 USD 6,949 EUR 6,479 (97)
Deutsche Bank 6/9/23 MYR 6,311 USD 1,429 10
Deutsche Bank 6/9/23 USD 1,408 MYR 6,191 (3)
Deutsche Bank 6/9/23 USD 6,428 THB 221,889 (108)
Deutsche Bank 9/1/23 USD 1,873 INR 156,461 (13)

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Goldman Sachs 4/6/23 USD 565 IDR 8,443,281 $ 1
Goldman Sachs 4/6/23 USD 982 INR 81,409 (8)
Goldman Sachs 4/7/23 TWD 347,251 USD 11,442 (38)
Goldman Sachs 4/7/23 USD 4,587 KRW 5,658,462 242
Goldman Sachs 4/7/23 USD 11,469 TWD 347,251 65
Goldman Sachs 4/14/23 USD 16,173 CZK 367,424 (793)
Goldman Sachs 4/14/23 USD 1,536 MXN 28,260 (28)
Goldman Sachs 4/21/23 JPY 2,800,056 USD 20,830 332
Goldman Sachs 4/21/23 USD 2,179 JPY 288,403 —
Goldman Sachs 5/19/23 USD 413 EUR 379 1
Goldman Sachs 5/19/23 USD 107 EUR 99 —
Goldman Sachs 6/2/23 USD 1,381 BRL 7,340 (50)
Goldman Sachs 6/9/23 USD 507 COP 2,417,268 (4)
Goldman Sachs 6/9/23 USD 6,424 THB 221,889 (111)
Goldman Sachs 7/7/23 USD 6,801 TWD 203,452 65
HSBC Bank 4/6/23 IDR 58,445,286 USD 3,875 24
HSBC Bank 4/6/23 INR 343,186 USD 4,184 (9)
HSBC Bank 4/6/23 USD 3,486 IDR 53,286,983 (69)
HSBC Bank 4/6/23 USD 987 INR 80,969 2
HSBC Bank 4/7/23 TWD 267,600 USD 8,796 (8)
HSBC Bank 4/7/23 USD 4,419 KRW 5,458,360 228
HSBC Bank 4/7/23 USD 4,399 TWD 132,778 38
HSBC Bank 4/7/23 USD 4,426 TWD 134,822 (1)
HSBC Bank 4/14/23 CNH 29,647 USD 4,340 (22)
HSBC Bank 4/14/23 USD 1,635 MXN 31,797 (125)
HSBC Bank 4/14/23 USD 945 ZAR 17,076 (13)
HSBC Bank 4/21/23 JPY 2,799,842 USD 21,496 (337)
HSBC Bank 5/19/23 USD 751 EUR 688 2
HSBC Bank 5/19/23 USD 2,446 EUR 2,281 (35)
HSBC Bank 5/19/23 USD 2,488 GBP 2,024 (12)
HSBC Bank 6/2/23 USD 1,382 BRL 7,340 (50)
HSBC Bank 6/9/23 USD 3,234 MYR 14,419 (53)
HSBC Bank 6/16/23 USD 19,941 SGD 26,877 (306)
HSBC Bank 7/7/23 KRW 1,916,851 USD 1,484 (8)
HSBC Bank 7/7/23 USD 3,870 IDR 58,445,286 (31)
HSBC Bank 7/7/23 USD 1,155 TWD 34,808 2
HSBC Bank 9/1/23 INR 30,107 USD 364 (1)
HSBC Bank 9/1/23 USD 1,301 INR 108,120 (3)
JPMorgan Chase 4/13/23 USD 2,261 RON 10,409 (19)
JPMorgan Chase 4/14/23 CNH 13,740 USD 2,028 (27)
JPMorgan Chase 4/14/23 CZK 28,392 USD 1,315 (4)
JPMorgan Chase 4/14/23 HUF 171,225 USD 489 (3)
JPMorgan Chase 4/14/23 USD 371 CNH 2,495 7

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 4/14/23 USD 2,323 CNH 16,000 $ (7)
JPMorgan Chase 4/21/23 AUD 1,092 USD 757 (27)
JPMorgan Chase 4/21/23 CAD 374 USD 276 —
JPMorgan Chase 4/21/23 CAD 769 USD 577 (8)
JPMorgan Chase 4/21/23 CHF 1,031 USD 1,131 (2)
JPMorgan Chase 5/19/23 EUR 787 USD 857 (1)
JPMorgan Chase 5/19/23 GBP 374 USD 463 (1)
JPMorgan Chase 5/19/23 SEK 6,860 USD 663 (1)
JPMorgan Chase 5/19/23 USD 87 EUR 79 —
JPMorgan Chase 5/19/23 USD 1,447 GBP 1,171 1
JPMorgan Chase 5/19/23 USD 187 GBP 152 —
JPMorgan Chase 6/9/23 USD 47 COP 224,895 (1)
JPMorgan Chase 6/16/23 CNH 12,194 USD 1,787 (1)
JPMorgan Chase 6/16/23 SGD 684 USD 516 (1)
JPMorgan Chase 6/16/23 USD 1,708 SGD 2,264 2
Morgan Stanley 4/14/23 CNH 10,051 USD 1,445 19
Morgan Stanley 4/14/23 MXN 22,590 USD 1,251 (1)
Morgan Stanley 4/14/23 USD 1,634 MXN 31,797 (125)
Morgan Stanley 4/21/23 AUD 6,199 USD 4,309 (162)
Morgan Stanley 4/21/23 JPY 191,597 USD 1,477 (29)
Morgan Stanley 4/21/23 USD 12,546 AUD 18,009 498
Morgan Stanley 4/21/23 USD 668 AUD 999 —
Morgan Stanley 4/21/23 USD 4,252 CAD 5,759 (11)
Morgan Stanley 5/19/23 EUR 215 USD 231 3
Morgan Stanley 5/19/23 USD 6,814 EUR 6,235 33
Morgan Stanley 5/19/23 USD 347 EUR 319 —
Morgan Stanley 5/19/23 USD 7,452 GBP 6,015 24
Morgan Stanley 6/2/23 USD 1,611 BRL 8,524 (52)
Morgan Stanley 6/9/23 COP 4,271,535 USD 862 42
Morgan Stanley 7/14/23 USD 1,229 MXN 22,590 1
RBC Dominion Securities 4/21/23 CAD 25,421 USD 18,588 227
RBC Dominion Securities 4/21/23 JPY 107,670 USD 787 26
RBC Dominion Securities 4/21/23 NZD 4,448 USD 2,835 (53)
RBC Dominion Securities 4/21/23 USD 2,182 AUD 3,250 8
RBC Dominion Securities 4/21/23 USD 5,800 CAD 7,763 54
RBC Dominion Securities 5/19/23 USD 1,558 EUR 1,428 5
Societe Generale 4/21/23 USD 1,489 JPY 195,362 13
Standard Chartered 4/6/23 IDR 105,066,321 USD 6,786 223
Standard Chartered 4/14/23 USD 1,018 CNH 6,984 1
Standard Chartered 6/9/23 MYR 41,986 USD 9,492 80
Standard Chartered 6/9/23 USD 14,489 MYR 64,511 (219)
State Street 4/14/23 CNH 469,570 USD 69,565 (1,169)
State Street 4/14/23 HUF 226,833 USD 629 15

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
State Street 4/14/23 MXN 173,719 USD 9,311 $ 303
State Street 4/14/23 USD 3,801 HUF 1,455,633 (334)
State Street 4/21/23 CAD 12,462 USD 9,152 72
State Street 4/21/23 JPY 2,030,031 USD 15,991 (650)
State Street 4/21/23 NOK 16,159 USD 1,634 (89)
State Street 4/21/23 USD 40,991 CAD 54,999 284
State Street 4/21/23 USD 3,539 JPY 467,554 6
State Street 5/19/23 EUR 6,622 USD 7,054 148
State Street 5/19/23 GBP 15,492 USD 18,803 327
State Street 5/19/23 USD 5,370 EUR 4,919 21
State Street 5/19/23 USD 19,049 EUR 17,727 (229)
State Street 5/19/23 USD 43,198 GBP 35,971 (1,221)
State Street 6/2/23 USD 5,265 BRL 28,291 (253)
State Street 6/16/23 SGD 12,358 USD 9,242 68
UBS Investment Bank 4/6/23 USD 462 IDR 7,122,161 (13)
UBS Investment Bank 4/6/23 USD 985 INR 80,832 2
UBS Investment Bank 4/13/23 USD 1,635 RON 7,544 (17)
UBS Investment Bank 4/14/23 CNH 3,763 USD 543 5
UBS Investment Bank 4/14/23 HUF 1,398,618 USD 3,848 125
UBS Investment Bank 4/14/23 USD 884 CZK 19,125 1
UBS Investment Bank 4/14/23 USD 7,417 HUF 2,889,540 (792)
UBS Investment Bank 4/14/23 USD 5,213 MXN 97,234 (168)
UBS Investment Bank 4/20/23 ILS 17,264 USD 4,763 40
UBS Investment Bank 4/20/23 USD 949 ILS 3,399 3
UBS Investment Bank 4/21/23 AUD 16,145 USD 10,684 116
UBS Investment Bank 4/21/23 AUD 6,850 USD 4,727 (144)
UBS Investment Bank 4/21/23 CHF 19,754 USD 21,495 144
UBS Investment Bank 4/21/23 JPY 110,858 USD 820 18
UBS Investment Bank 4/21/23 JPY 296,190 USD 2,326 (88)
UBS Investment Bank 4/21/23 USD 17,280 AUD 24,544 861
UBS Investment Bank 4/21/23 USD 13,866 CHF 12,654 5
UBS Investment Bank 4/21/23 USD 5,146 JPY 654,424 201
UBS Investment Bank 5/5/23 CLP 741,457 USD 924 6
UBS Investment Bank 5/12/23 PLN 20,340 USD 4,655 45
UBS Investment Bank 5/12/23 USD 7,284 PLN 32,078 (128)
UBS Investment Bank 5/19/23 GBP 355 USD 431 8
UBS Investment Bank 5/19/23 USD 7,023 EUR 6,507 (54)
UBS Investment Bank 5/19/23 USD 12,813 SEK 131,603 100
UBS Investment Bank 6/9/23 USD 479 COP 2,263,200 —
Wells Fargo 4/14/23 USD 1,445 MXN 27,053 (52)
Wells Fargo 6/9/23 USD 322 COP 1,505,946 3

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Wells Fargo 6/9/23 USD 877 COP 4,344,700 $ (43)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (940)

T. ROWE PRICE International Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 1,016 Australian three years Treasury Bond
Index contracts 6/23 (73,902) $ (845)
Long, 154 Commonwealth of Australia ten year bond
contracts 6/23 12,650 323
Short, 22 Euro BOBL contracts 6/23 (2,812) (62)
Long, 13 Euro BTP contracts 6/23 1,626 10
Short, 51 Euro BUND contracts 6/23 (7,513) 20
Short, 161 Euro SCHATZ contracts 6/23 (18,455) (174)
Long, 14 Government of Canada ten year bond
contracts 6/23 1,307 25
Short, 43 Government of Japan ten year bond
contracts 6/23 (47,969) (802)
Long, 299 Republic of South Korea ten year bond
contracts 6/23 26,148 103
Short, 226 Republic of South Korea three year bond
contracts 6/23 (18,207) (24)
Short, 174 U.K. Gilt ten year contracts 6/23 (22,184) (552)
Short, 197 U.S. Treasury Notes ten year contracts 6/23 (22,640) (631)
Net payments (receipts) of variation margin to date 2,481
Variation margin receivable (payable) on open futures contracts $ (128)

T. ROWE PRICE International Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.82% $ — $ — $ 311++
Totals $ —# $ — $ 311+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
03/31/23
T. Rowe Price Government
Reserve Fund, 4.82% $ 57,376  ¤  ¤ $ 118,402
Total $ 118,402^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $311 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $118,402.

T. ROWE PRICE International Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Bond Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE International Bond Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed

T. ROWE PRICE International Bond Fund

representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE International Bond Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 907,773 $ — $ 907,773
Short-Term Investments 90,883 8,937 — 99,820
Securities Lending Collateral 27,519 — — 27,519
Options Purchased — 51 — 51
Total Securities 118,402 916,761 — 1,035,163
Swaps* — 2,232 — 2,232
Forward Currency Exchange
Contracts — 10,904 — 10,904
Futures Contracts* 481 — — 481
Total $ 118,883 $ 929,897 $ — $ 1,048,780
Liabilities
Swaps* $ — $ 6,407 $ — $ 6,407
Forward Currency Exchange
Contracts — 11,844 — 11,844
Futures Contracts* 3,090 — — 3,090
Total $ 3,090 $ 18,251 $ — $ 21,341
1
Includes Asset-Backed Securities, Corporate Bonds, Government Bonds and Municipal
Securities.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE International Bond Fund

Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F76-054Q1 03/23